Common Stock and Stock Plans, Stock Option Plans (Details) - Incentive Compensation Plans [Member] $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Summary of Stock Options
Options outstanding as of December 31, 2018 (in shares) | shares	8,343,157
Canceled or forfeited (in shares) | shares	(170,141)
Exercised (in shares) | shares	(8,112,456)
Options exercisable and outstanding as of December 31, 2019 (in shares) | shares	60,560
Employee Stock Options [Abstract]
Options outstanding, weighted-average remaining contractual term (in yrs.)	3 months 18 days
Options outstanding, aggregate intrinsic value | $	$ 1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options outstanding as of December 31, 2018 (in dollars per share) | $ / shares	$ 13.46
Canceled or forfeited (in dollars per share) | $ / shares	13.05
Exercised (in dollars per share) | $ / shares	13.34
Options outstanding as of December 31, 2019 (in dollars per share) | $ / shares	$ 30.69